United States
      Securities And Exchange Commission
               Washington, DC  20549

                       FORM 13-F

              FORM   13F  COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ];  Amendment Number:
This amendment  (Check only one.):   [  ] is a restatement
                                     [  ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:     DLS Capital Management, LLC
          2275 Half Day Road
          Bannockburn, IL  60015

13-F File Number: 028-12655

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Tami Maurer
Title:
Phone:  847.282.3800

Signature, Place, and Date of Signing:

Tami Maurer, Bannockburn, IL, April 19, 2012
----------- ----------------- ----------------
Signature    City and State    Date

Report Type  (Check only one.)

[x]    13F  HOLDING REPORT

[ ]    13F  NOTICE

[ ]    13F  COMBINATION REPORT


List of Other Managers Reporting for this Manager:  None


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                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:   $279,021 (x1000)



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									Form 13-F INFORMATION TABLE



								Value	 Shares/       SH/ Put/ Inv. Other      Vtg.Auth.
Name of Issuer			Title of Class	Cusip		x$1000	 Prn Amt.      PRN Call Disc Mgrs.      Sole
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ABRAXAS PETROLEUM CORP	        com	        003830106	7,770	2,488,912	SH      sole	        2,488,912
ALCATEL-LUCENT-SPONSORED ADR	sponadr	        013904305	5,552	2,442,000	SH	sole	        2,442,000
ALPHA NATURAL RESOURCES INC	com	        02076X102	4,472	294,230	        SH	sole	        294,230
AMKOR TECHNOLOGY INC	        com	        031652100	11,426	1,860,240	SH	sole		1,860,240
ARCH COAL INC	                com	        039380100	3,638	339,990	        SH	sole		339,990
ATP OIL & GAS CORPORATION	com	        00208J108	805	109,822	        SH	sole		109,822
BARRICK GOLD CORP	        com	        067901108	8,339	191,770	        SH	sole		191,770
BP PLC-SPONS ADR	        sponadr         055622104	14,841	329,900	        SH	sole		329,900
CALLON PETROLEUM CO      	com	        13123X102	5,919	940,510	        SH	sole		940,510
CELESTICA INC	                sub vtg shs	15101Q108	8,548	892,830	        SH	sole		892,830
CHIPMOS TECHNOLOGIES BERMUDA	shs	        G2110R114	39,576	2,252,009	SH	sole		2,252,009
CLEARWIRE CORP-CLASS A    	cl a	        18538Q105	8,517	3,740,300	SH	sole		3,740,300
FLEXTRONICS INTL LTD	        ord	        Y2573F102	9,355	1,295,570	SH	sole		1,295,570
FREEPORT-MCMORAN COPPER	        com	        35671D857	7,560	198,590	        SH	sole		198,590
GOLD FIELDS LTD-SPONS ADR	spons adr	38059T106	7,668	551,830	        SH	sole		551,830
GOLDCORP INC	                com	        380956409	3,276	72,700	        SH	sole		72,700
GOODYEAR TIRE & RUBBER CO	com	        382550101	8,863	789,880	        SH	sole		789,880
HUNTSMAN CORP	                com	        447011107	6,021	428,690	        SH	sole		428,690
HYPERDYNAMICS CORP	        com	        448954107	896	695,090	        SH	sole		695,090
KINROSS GOLD CORP	        com no par	496902404	4,057	413,970	        SH	sole		413,970
MARATHON OIL CORP	        com	        565849106	6,850	216,070	        SH	sole		216,070
MICRON TECHNOLOGY INC	        com	        595112103	10,067	1,244,150	SH	sole		1,244,150
NEUTRAL TANDEM INC	        com	        64128B108	4,046 	332,190	        SH	sole		332,190
SEAGATE TECHNOLOGY	        shs	        G7945M107	6,841 	253,520	        SH	sole		253,520
SPRINT NEXTEL CORP	        com ser 1	852061100	4,079 	1,430,310	SH	sole		1,430,310
TECK RESOURCES LTD-CLS B	cl b	        878742204	6,747 	189,000	        SH	sole		189,000
UNISYS CORP	                com new	        909214306	7,146 	362,770	        SH	sole		362,770
UTSTARCOM HOLDINGS CORP	        com	        G9310A106	3,093 	2,132,650	SH	sole		2,132,650
WARREN RESOURCES INC	        com	        93564A100	9,754 	2,990,520	SH	sole		2,990,520
WESTERN DIGITAL CORP	        com	        958102105	15,368 	371,240	        SH	sole		371,240
YAMANA GOLD INC	                com	        98462Y100	10,974 	702,160	        SH	sole		702,160
Market Vectors Gold Miners ETF	gold miner etf	57060U100	1,794 	36,170	        SH	sole		36,170
Market Vectors Jr Gold Mnrs ETF	jr gldminer etf	57060U589	1,268 	51,700	        SH	sole		51,700
PowerShares DB Agriculture Fund	db ag	        73936B408	6,361 	226,360	        SH	sole		226,360
PowerShares DB Base Metals Fund	db base met	73936B705	8,131 	404,600	        SH	sole		404,600
PowerShares DB Comm Inx trk Fd	unit ben int	73935S105	9,403 	326,380	        SH	sole		326,380


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